Long term loan and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Loan and Other Long-term Liabilities

Long-term loan and other long-term liabilities consisted of the following as of:

	December 31,
	2020	2019
Long-term loan less current maturities of long-term loan	$2,147	$2,535
Contingent consideration	1,505	2,439
Other	383	638
	$4,035	$5,612

Schedule of Future Payments of Long-term Loan	The future payments of long-term loan as of December 31, 2020 were as follows:
2021	$560
2022	407
2023	408
2024	425
2025 and after	907
$2,707